Operating segments	12 Months Ended
Dec. 31, 2019
Operating segments
Operating segments

24.  Operating segments

The Company is managed as a single business unit that provides air transportation services. The Company has two geographic segments identified below:

	2019		2018		2017
Operating revenues:
Domestic (Mexico)	Ps.	24,594,797	Ps.	18,493,476	Ps.	17,272,946
International:
United States of America and Central America*		10,230,824		8,811,674		7,515,240
Non-derivative financial instruments		(72,949)		—		—
Total operating revenues	Ps.	34,752,672	Ps.	27,305,150	Ps.	24,788,186

*United States of America represents approximately 29%,  31% and 29% of total revenues from external customers in 2019, 2018 and 2017, respectively.

Revenues are allocated by geographic segments based upon the origin of each flight.

The Company does not have material non-current assets located in foreign countries.